Organization and Description of Business	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Organization And Description Of Business [Abstract]
Organization and Description of Business
1.   Organization and Description of Business
Oncobiologics, Inc. (“Oncobiologics” or the “Company”) was incorporated in New Jersey on January 5, 2010 and started operations in July 2011. Oncobiologics is a clinical-stage biopharmaceutical company focused on identifying, developing, manufacturing and commercializing complex biosimilar therapeutics in the disease areas of immunology and oncology. The Company has established fully integrated in-house development and manufacturing capabilities that addresses the numerous complex technical and regulatory challenges in developing and commercializing mAb biosimilars. Since inception, the Company has advanced two product candidates into clinical trials: a Phase 3-ready biosimilar to adalimumab (Humira®) and a Phase 3-ready biosimilar to bevacizumab (Avastin®). Additionally, the Company has six preclinical biosimilar product candidates under active development, two of which are expected to enter clinical trials in 2016.
In October 2015, the Company reincorporated in Delaware through the merger with and into Oncobiologics, Inc., a newly formed Delaware corporation, with the Delaware corporation surviving the merger. As a result of the merger, each share of the Company’s previously issued and outstanding common stock converted into and became a share of common stock of the Delaware corporation on a 1-for-1 basis, each share of the Company’s previously issued and outstanding Series A redeemable preferred stock converted into 289 shares of common stock and approximately 1.4035 shares of Series A preferred stock of the Delaware corporation, and each share of the Company’s previously issued and outstanding Series B redeemable preferred stock converted into 289 shares of common stock and approximately 1.2867 shares of Series A preferred stock of the Delaware corporation. The holders of Series A and B preferred stock also received an aggregate of 10,193 shares of Series A preferred stock of the Delaware corporation. Additionally, effective upon the reincorporation and in connection with the dissolution of the Company’s business development subsidiary, Parilis Biopharmaceuticals (“Parilis”), the Company issued 226,663 shares of common stock and 1,626 shares of Series A preferred stock to the holders of outstanding Parilis preferred member units in exchange for all such units.
In May 2016, the Company completed the initial public offering (“IPO”) of its securities by offering units. Each unit consisted of one share of the Company’s common stock, one-half of a Series A warrant and one-half of a Series B warrant. Each whole Series A warrant entitles the holder to purchase one share of common stock at an initial exercise price of $6.60, subject to adjustment. Each whole Series B warrant entitles the holder to purchase one share of common stock at an initial exercise price of  $8.50, subject to adjustment. The IPO price was $6.00 per unit. In addition, the Company also completed a concurrent private placement of an additional 833,332 shares of its common stock, 416,666 Series A warrants and 416,666 Series B warrants, for gross proceeds of approximately $5.0 million. On May 13, 2016, the units began trading on the NASDAQ Global Market. The units separated in accordance with their terms and ceased trading, and on June 13, 2016, the component securities (common stock, Series A warrants and Series B warrants) began trading on the NASDAQ Global Market. As a result of the IPO and the concurrent private placement, the Company received approximately $34.4 million in net proceeds, after deducting discounts and commissions of approximately $2.8 million and estimated offering expenses of approximately $2.8 million payable by the Company. The interim consolidated financial statements, do not give effect to the IPO and concurrent private placement.

1.   Organization and Description of Business
Oncobiologics, Inc. (“Oncobiologics” or the “Company”) was incorporated in New Jersey on January 5, 2010 and started operations in July 2011. Oncobiologics is a clinical-stage biopharmaceutical company focused on identifying, developing, manufacturing and commercializing complex biosimilar therapeutics in the disease areas of immunology and oncology. The Company has established fully integrated in-house development and manufacturing capabilities that addresses the numerous complex technical and regulatory challenges in developing and commercializing mAb biosimilars. Since inception, the Company has advanced two product candidates into clinical trials: a Phase 3-ready biosimilar to adalimumab (Humira®) and a Phase 3-ready biosimilar to bevacizumab (Avastin®). Additionally, the Company has six preclinical biosimilar product candidates under active development, two of which are expected to enter clinical trials in 2016.
During 2011, the Company formed Parilis Biopharmaceuticals, LLC (“Parilis”), a New Jersey Limited Liability Company to which the Company owns 100% of Parilis’s common member units. The Company entered into a licensing arrangement whereby Parilis was issued an exclusive right to commercialize the Company’s Humira biosimilar product.
In April 2015, the Company spun-off certain assets unrelated to its biosimilar business through a pro rata distribution to its stockholders through a newly-formed subsidiary, Sonnet Biotherapeutics, Inc. (“Sonnet”). Concurrent with the Company’s contribution of the assets relating to the innovation business of Sonnet, the Company distributed all of its shares of Sonnet to Oncobiologic’s stockholders.
In October 2015, the Company reincorporated in Delaware through the merger with and into Oncobiologics, Inc., a newly formed Delaware corporation, with the Delaware corporation surviving the merger. As a result of the merger, each share of the Company’s issued and outstanding common stock converted into and became a share of common stock of the Delaware corporation on a 1-for-1 basis, each share of Series A redeemable preferred stock converted into 289 shares of common stock and approximately 1.4035 shares of Series A preferred stock of the Delaware corporation, and each share of the Company’s Series B redeemable preferred stock converted into 289 shares of common stock and approximately 1.2867 shares of Series A preferred stock of the Delaware corporation. Additionally, effective upon the reincorporation and in connection with the dissolution of Parilis, the Company issued 226,663 shares of common stock and 1,626 shares of Series A preferred stock to the holders of outstanding Parilis preferred member units in exchange for all such units.